Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Prepaid expenses and other receivables
As of December 31
2021	2020
$ millions	$ millions

Government institutions	97	72
Current tax assets	97	65
Prepaid expenses	51	50
Derivative instruments	48	24
Financial asset at amortized cost	-	66
Other	64	64
	357	341